ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses And Other Liabilities
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Accrued payroll and welfare	62,810	51,533
Payment for purchase of property	42,127	43,136
Product warranty	31,035	25,095
Professional fee payables	14,670	19,495
Deposit from suppliers	11,988	12,745
Marketing and promotion expenses	18,461	12,209
Freight payable	11,364	9,858
Other tax payable	9,871	2,072
Installation fee payables	335	1,888
Refund liabilities	129	892
Other current liabilities	7,370	11,039
Total	210,160	189,962
Less: non-current portion	(53,117)	(51,108)
Accrued expenses and other liabilities-current portion	157,043	138,854

SCHEDULE OF PRODUCT WARRANT ACTIVITIES

Product Warranty
RMB
Balance at January 1, 2025	40,568
Provided during the period	19,624
Utilized during the period	(29,157)
Balance at June 30, 2025	31,035

Balance at January 1, 2026	31,035
Provided during the period	18,737
Utilized during the period	(24,677)
Balance at June 30, 2026	25,095